Note 30 - Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income abstract
Table of Accumulated Other Comprehensive Income Explanatory
Accumulated other comprehensive income (Millions of euros)
	2017	2016	2015
Items that will not be reclassified to profit or loss	(1,183)	(1,095)	(859)
Actuarial gains or (-) losses on defined benefit pension plans	(1,183)	(1,095)	(859)
Items that may be reclassified to profit or loss	(7,609)	(4,363)	(2,490)
Hedge of net investments in foreign operations [effective portion]	1	(118)	(274)
Foreign currency translation	(9,159)	(5,185)	(3,905)
Hedging derivatives. Cash flow hedges [effective portion]	(34)	16	(49)
Available-for-sale financial assets	1,641	947	1,674
Debt instruments	1,557	1,629	1,769
Equity instruments	84	(682)	(95)
Non-current assets and disposal groups classified as held for sale	(26)	-	-
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	(31)	(23)	64
Total	(8,792)	(5,458)	(3,349)